COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Capital Commitments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
1 year	$ 82,522
2 years	85,375
3 years	180,002
4 years	259,653
5 years	422,473
Thereafter	623,692
Total	$ 1,653,717